EMPLOYEE BENEFIT - Maturity Profile of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 7,357	$ 7,502
Weighted average duration of defined benefit obligation	9 years	9 years
Within the next 12 months (next annual reporting period)
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 1,320	$ 1,387
Between 2 and 5 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	1,936	1,770
Between 6 and 10 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 4,101	$ 4,345